REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



Board of Trustees of the Two Roads Shared Trust and Shareholders of Redwood Managed Volatility Portfolio

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Redwood Managed Volatility Portfolio (a fund in the Two Roads Shared Trust) (the "Fund"), as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2020, and the financial highlights for each of the five years in the period ended December 31, 2020, and the related notes (collectively referred to as the "financial statements").

In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020, and its financial highlights for each of the five years in the period ended December 31, 2020, in conformity with accounting principles generally accepted in the United States of America. Basis for opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ Grant Thornton LLP

We have served as the auditor of one or more investment companies in the Two Roads Shared Trust since 2016.
Philadelphia, Pennsylvania
February 26, 2020